SIGNIFICANT ACCOUNTING POLICIES - Use of Estimates (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables and payables valued at amortized cost
Recoverable value of the CGU includes goodwill	$ 995,945
Fair value less the costs of disposal exceeds (as percentage)	2.20%
Decrease fair value of net liabilities percent	5.20%
Decrease of telecom share price	3.50%
Decrease of percentage points in control premium	4.50%
Effect of control premium on share price	28.60%
Fair value less cost of disposal exceeds book value of the CGU (as percentage)	4.00%
Level 1
Receivables and payables valued at amortized cost
Share price of BYMA		$ 196.65
Level 2
Receivables and payables valued at amortized cost
Share price of BYMA	$ 214.52